Loans Allowance for Loan Losses and Credit Quality (Details 6)	12 Months Ended
	Dec. 31, 2020 USD ($) integer	Dec. 31, 2019 USD ($) integer
Number of contracts modified as TDRs | integer	6	14
Pre-Modification outstanding recorded investment	$ 591,826	$ 1,201,657
Post-Modification outstanding recorded investment	$ 687,751	$ 1,250,102
Commercial and industrial [Member]
Number of contracts modified as TDRs | integer		6
Pre-Modification outstanding recorded investment		$ 371,358
Post-Modification outstanding recorded investment		$ 372,259
Residential real estate - Jr lien [Member]
Number of contracts modified as TDRs | integer		1
Pre-Modification outstanding recorded investment		$ 55,557
Post-Modification outstanding recorded investment		$ 57,415
Commercial Real Estate [Member]
Number of contracts modified as TDRs | integer		1
Pre-Modification outstanding recorded investment		$ 19,266
Post-Modification outstanding recorded investment		$ 21,628
Residential real estate - 1st lien [Member]
Number of contracts modified as TDRs | integer	6	6
Pre-Modification outstanding recorded investment	$ 591,826	$ 755,476
Post-Modification outstanding recorded investment	$ 687,751	$ 798,800